UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (43.3%)
2	Fannie Mae Discount Notes	0.130%	12/18/13	100,000	99,994
2	Fannie Mae Discount Notes	0.170%–0.175%	1/15/14	75,000	74,984
2	Fannie Mae Discount Notes	0.150%	2/4/14	152,000	151,959
2	Fannie Mae Discount Notes	0.160%	2/18/14	164,800	164,742
2	Fannie Mae Discount Notes	0.091%	2/26/14	25,000	24,994
3	Federal Home Loan Bank Discount Notes	0.050%–0.150%	12/6/13	158,100	158,097
3	Federal Home Loan Bank Discount Notes	0.140%–0.160%	12/13/13	568,000	567,972
3	Federal Home Loan Bank Discount Notes	0.135%	12/20/13	90,000	89,994
3	Federal Home Loan Bank Discount Notes	0.080%	12/26/13	100,000	99,994
3	Federal Home Loan Bank Discount Notes	0.180%	12/27/13	45,000	44,994
3	Federal Home Loan Bank Discount Notes	0.100%–0.140%	1/2/14	247,813	247,789
3	Federal Home Loan Bank Discount Notes	0.050%	1/3/14	156,500	156,493
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	1/8/14	215,050	215,016
3	Federal Home Loan Bank Discount Notes	0.150%–0.160%	1/10/14	311,236	311,183
3	Federal Home Loan Bank Discount Notes	0.150%–0.190%	1/15/14	253,957	253,899
3	Federal Home Loan Bank Discount Notes	0.150%	1/17/14	112,957	112,935
3	Federal Home Loan Bank Discount Notes	0.170%	2/3/14	9,750	9,747
3	Federal Home Loan Bank Discount Notes	0.068%	2/5/14	418,100	418,048
3	Federal Home Loan Bank Discount Notes	0.090%	2/14/14	60,800	60,789
3	Federal Home Loan Bank Discount Notes	0.095%	2/21/14	62,800	62,786
3	Federal Home Loan Bank Discount Notes	0.100%	2/26/14	125,000	124,970
3	Federal Home Loan Bank Discount Notes	0.085%–0.093%	2/28/14	289,000	288,937
3	Federal Home Loan Bank Discount Notes	0.070%	3/28/14	75,000	74,983
[3,4] Federal Home Loan Banks		0.141%	12/26/13	192,000	192,000
[3,4] Federal Home Loan Banks		0.118%	4/1/14	50,000	49,999
[3,4] Federal Home Loan Banks		0.106%	4/25/14	122,000	122,000
[3,4] Federal Home Loan Banks		0.108%	5/1/14	100,000	99,999
[3,4] Federal Home Loan Banks		0.109%	8/13/14	40,900	40,900
[3,4] Federal Home Loan Banks		0.113%	8/20/14	90,000	90,000
[3,4] Federal Home Loan Banks		0.148%	10/1/14	42,000	41,993
[3,4] Federal Home Loan Banks		0.113%	11/3/14	39,000	39,000
[2,4] Federal National Mortgage Assn.		0.148%	9/11/14	500,000	499,921
[2,4] Federal National Mortgage Assn.		0.134%	2/27/15	515,000	514,840
[2,4] Federal National Mortgage Assn.		0.139%	8/5/15	180,000	179,939
2	Freddie Mac Discount Notes	0.045%	12/2/13	12,254	12,254
2	Freddie Mac Discount Notes	0.175%	1/6/14	8,600	8,598
2	Freddie Mac Discount Notes	0.145%–0.150%	1/13/14	388,360	388,292
2	Freddie Mac Discount Notes	0.065%	2/3/14	60,000	59,993
2	Freddie Mac Discount Notes	0.086%	2/10/14	163,000	162,972
2	Freddie Mac Discount Notes	0.140%	2/13/14	247,000	246,929
2	Freddie Mac Discount Notes	0.150%	2/21/14	332,250	332,136
2	Freddie Mac Discount Notes	0.070%	3/24/14	110,548	110,524
2	Freddie Mac Discount Notes	0.070%	3/31/14	200,432	200,385
	United States Treasury Bill	0.050%	12/5/13	216,352	216,351
	United States Treasury Bill	0.190%	12/12/13	80,000	79,995
	United States Treasury Bill	0.045%	12/26/13	33,000	32,999
	United States Treasury Bill	0.065%–0.138%	1/16/14	700,000	699,900
	United States Treasury Bill	0.040%–0.043%	1/30/14	1,075,000	1,074,926
	United States Treasury Bill	0.048%–0.050%	2/6/14	1,370,000	1,369,876
	United States Treasury Bill	0.075%	2/13/14	1,200,000	1,199,815

	United States Treasury Bill	0.082%	2/20/14	300,000	299,945
	United States Treasury Bill	0.080%	2/27/14	600,000	599,883
	United States Treasury Note/Bond	0.750%	12/15/13	139,910	139,945
	United States Treasury Note/Bond	0.125%	12/31/13	419,000	419,019
	United States Treasury Note/Bond	1.500%	12/31/13	235,000	235,269
	United States Treasury Note/Bond	0.250%	3/31/14	70,000	70,044
	United States Treasury Note/Bond	1.750%	3/31/14	340,000	341,856
Total U.S. Government and Agency Obligations (Cost $13,987,796)					13,987,796
Commercial Paper (22.9%)
Bank Holding Company (0.2%)
	State Street Corp.	0.150%	12/5/13	29,000	29,000
	State Street Corp.	0.150%	12/6/13	19,000	19,000
	State Street Corp.	0.150%	12/10/13	18,000	17,999
	State Street Corp.	0.150%	2/13/14	15,000	14,995
					80,994
Finance—Auto (0.4%)
	American Honda Finance Corp.	0.170%	12/12/13	35,000	34,998
5	BMW US Capital LLC	0.110%	12/9/13	25,000	25,000
5	BMW US Capital LLC	0.110%	12/10/13	29,000	28,999
5	BMW US Capital LLC	0.110%	12/18/13	13,000	12,999
5	BMW US Capital LLC	0.110%	12/19/13	10,000	10,000
5	BMW US Capital LLC	0.110%	12/20/13	15,000	14,999
					126,995
Finance—Other (2.1%)
	General Electric Capital Corp.	0.110%	12/5/13	29,000	29,000
	General Electric Capital Corp.	0.170%	3/19/14	95,000	94,952
	General Electric Capital Corp.	0.200%	5/6/14	20,200	20,182
	General Electric Capital Corp.	0.200%	5/8/14	49,500	49,457
5	Jupiter Securitization Co. LLC	0.170%	12/17/13	3,750	3,750
5	Old Line Funding LLC	0.200%	12/9/13	20,018	20,017
5	Old Line Funding LLC	0.200%	12/23/13	9,500	9,499
5	Old Line Funding LLC	0.170%	12/27/13	9,500	9,499
5	Old Line Funding LLC	0.200%	1/7/14	95,900	95,880
5	Old Line Funding LLC	0.200%	1/9/14	14,000	13,997
5	Old Line Funding LLC	0.200%	1/17/14	14,500	14,496
5	Old Line Funding LLC	0.170%	1/21/14	19,000	18,995
5	Old Line Funding LLC	0.190%	1/27/14	29,000	28,991
5	Old Line Funding LLC	0.170%	2/3/14	22,225	22,218
5	Old Line Funding LLC	0.150%	2/10/14	14,250	14,246
5	Old Line Funding LLC	0.150%	2/13/14	29,000	28,991
5	Old Line Funding LLC	0.150%	2/18/14	46,500	46,485
5	Old Line Funding LLC	0.190%	2/20/14	67,077	67,048
5	Old Line Funding LLC	0.150%	2/21/14	10,250	10,247
5	Old Line Funding LLC	0.170%	3/21/14	16,543	16,534
5	Old Line Funding LLC	0.170%	3/25/14	48,000	47,974
					662,458
Foreign Banks (9.4%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.156%	1/24/14	36,000	36,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.158%	3/17/14	18,000	18,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.168%	5/20/14	195,000	195,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.228%	9/16/14	9,000	9,000
	Canadian Imperial Holdings Inc.	0.060%	12/2/13	200,000	200,000
5	Commonwealth Bank of Australia	0.180%	1/6/14	300,000	299,946
[4,5] Commonwealth Bank of Australia		0.178%	5/6/14	187,000	187,000
[4,5] Commonwealth Bank of Australia		0.179%	5/6/14	38,500	38,499
[4,5] Commonwealth Bank of Australia		0.178%	5/12/14	40,500	40,499

[4,5] Commonwealth Bank of Australia		0.236%	9/25/14	60,000	60,000
5	DNB Bank ASA	0.170%	12/9/13	12,000	12,000
5	Nordea Bank AB	0.175%	1/15/14	86,000	85,981
5	Nordea Bank AB	0.150%–0.175%	1/17/14	193,500	193,459
5	Nordea Bank AB	0.173%–0.175%	1/22/14	196,000	195,951
5	Nordea Bank AB	0.170%	2/6/14	150,000	149,953
5	Nordea Bank AB	0.160%	2/10/14	42,300	42,287
5	Nordea Bank AB	0.180%–0.182%	3/7/14	22,000	21,989
5	Skandinaviska Enskilda Banken AB	0.170%	2/10/14	20,000	19,993
5	Skandinaviska Enskilda Banken AB	0.170%	2/11/14	100,000	99,966
5	Skandinaviska Enskilda Banken AB	0.175%	2/13/14	150,000	149,946
5	Skandinaviska Enskilda Banken AB	0.170%	2/14/14	50,000	49,982
5	Skandinaviska Enskilda Banken AB	0.210%	3/10/14	6,000	5,997
5	Svenska HandelsBanken Inc.	0.160%	12/6/13	220,000	219,995
5	Svenska HandelsBanken Inc.	0.170%	3/25/14	97,000	96,948
	Swedbank AB	0.190%	2/19/14	65,000	64,973
	Swedbank AB	0.210%	2/20/14	50,000	49,976
	Swedbank AB	0.210%	2/25/14	50,000	49,975
[4,5] Westpac Banking Corp.		0.294%	1/13/14	32,000	32,004
[4,5] Westpac Banking Corp.		0.288%	1/24/14	10,000	10,002
[4,5] Westpac Banking Corp.		0.219%	8/7/14	74,000	74,000
[4,5] Westpac Banking Corp.		0.238%	9/17/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.238%	9/19/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.237%	9/22/14	76,000	76,000
[4,5] Westpac Banking Corp.		0.236%	9/25/14	150,000	150,000
					3,029,321
Foreign Governments (2.5%)
5	CDP Financial Inc.	0.150%	2/20/14	17,000	16,994
6	CPPIB Capital Inc.	0.150%	12/6/13	4,950	4,950
6	CPPIB Capital Inc.	0.150%	12/11/13	53,000	52,998
6	CPPIB Capital Inc.	0.150%	12/12/13	44,600	44,598
6	CPPIB Capital Inc.	0.150%	12/13/13	9,000	9,000
6	CPPIB Capital Inc.	0.150%	12/16/13	4,000	4,000
6	CPPIB Capital Inc.	0.150%	12/17/13	12,500	12,499
6	CPPIB Capital Inc.	0.140%	12/18/13	8,500	8,499
6	CPPIB Capital Inc.	0.140%	12/19/13	153,000	152,989
6	CPPIB Capital Inc.	0.150%	12/20/13	23,000	22,998
6	CPPIB Capital Inc.	0.140%	1/21/14	135,000	134,973
6	CPPIB Capital Inc.	0.140%	1/27/14	20,000	19,996
6	CPPIB Capital Inc.	0.140%	2/3/14	6,250	6,248
6	CPPIB Capital Inc.	0.140%	2/5/14	46,000	45,988
6	CPPIB Capital Inc.	0.140%	2/7/14	29,000	28,992
6	CPPIB Capital Inc.	0.140%	2/14/14	5,000	4,999
6	CPPIB Capital Inc.	0.140%	2/25/14	5,750	5,748
	Province of Ontario	0.100%	12/2/13	7,000	7,000
6	PSP Capital Inc.	0.130%	1/29/14	6,500	6,499
6	PSP Capital Inc.	0.150%	2/11/14	4,500	4,499
6	PSP Capital Inc.	0.140%	2/13/14	21,000	20,994
6	PSP Capital Inc.	0.140%	2/18/14	30,000	29,991
6	PSP Capital Inc.	0.140%	2/25/14	9,500	9,497
5	Quebec	0.100%	12/20/13	12,700	12,699
	Queensland Treasury Corp.	0.130%	1/24/14	38,000	37,993
	Queensland Treasury Corp.	0.130%	1/28/14	28,000	27,994
	Queensland Treasury Corp.	0.130%	1/29/14	26,750	26,744
	Queensland Treasury Corp.	0.130%	1/30/14	13,250	13,247
	Queensland Treasury Corp.	0.130%	2/3/14	20,000	19,995
					793,621

Foreign Industrial (1.7%)
5 BASF SE	0.180%–0.200%	1/13/14	49,250	49,239
5 BASF SE	0.190%	1/16/14	73,500	73,482
5 GlaxoSmithKline Finance plc	0.210%	12/9/13	18,000	17,999
5 GlaxoSmithKline Finance plc	0.250%	12/13/13	47,500	47,496
5 GlaxoSmithKline Finance plc	0.260%	1/6/14	40,000	39,989
5 GlaxoSmithKline Finance plc	0.260%	1/7/14	19,750	19,745
5 GlaxoSmithKline Finance plc	0.150%	1/8/14	51,500	51,492
5 GlaxoSmithKline Finance plc	0.120%	1/10/14	130,300	130,283
Nestle Finance International Ltd.	0.095%	12/4/13	15,000	15,000
Nestle Finance International Ltd.	0.105%	1/22/14	100,000	99,985
5 Reckitt Benckiser Treasury Services plc	0.150%	1/17/14	5,200	5,199
Toyota Credit Canada Inc.	0.220%	3/17/14	6,500	6,496
Toyota Credit Canada Inc.	0.220%	3/18/14	9,000	8,994
				565,399
Industrial (6.6%)
Caterpillar Financial Services Corp.	0.100%	12/3/13	17,650	17,650
Caterpillar Financial Services Corp.	0.100%	12/12/13	20,600	20,599
Caterpillar Financial Services Corp.	0.210%	1/6/14	40,000	39,992
5 Emerson Electric Co.	0.080%	12/3/13	7,210	7,210
5 Emerson Electric Co.	0.130%	1/2/14	8,750	8,749
Exxon Mobil Corp.	0.080%	12/2/13	350,000	349,999
General Electric Co.	0.100%	12/27/13	100,000	99,993
5 Google Inc.	0.190%	2/19/14	12,000	11,995
5 John Deere Capital Corp.	0.200%	1/17/14	12,000	11,997
5 Microsoft Corp.	0.080%	12/11/13	63,900	63,899
5 Procter & Gamble Co.	0.080%	12/2/13	29,018	29,018
5 Procter & Gamble Co.	0.080%	12/5/13	27,100	27,100
5 Procter & Gamble Co.	0.080%	12/6/13	96,000	95,999
5 Procter & Gamble Co.	0.080%	12/16/13	193,300	193,293
5 Procter & Gamble Co.	0.080%	12/23/13	75,000	74,996
5 Procter & Gamble Co.	0.080%	1/3/14	75,000	74,994
5 The Coca-Cola Co.	0.120%	12/2/13	160,000	159,999
5 The Coca-Cola Co.	0.110%	12/3/13	35,000	35,000
5 The Coca-Cola Co.	0.100%	12/18/13	75,000	74,996
5 The Coca-Cola Co.	0.150%	1/6/14	15,000	14,998
5 The Coca-Cola Co.	0.120%	1/13/14	72,000	71,990
5 The Coca-Cola Co.	0.110%	1/15/14	50,000	49,993
5 The Coca-Cola Co.	0.110%	1/16/14	50,000	49,993
5 The Coca-Cola Co.	0.120%	1/22/14	100,000	99,983
5 The Coca-Cola Co.	0.120%–0.130%	1/23/14	175,000	174,967
5 The Coca-Cola Co.	0.130%	1/24/14	50,000	49,990
5 The Coca-Cola Co.	0.170%	2/27/14	24,500	24,490
5 The Coca-Cola Co.	0.170%	3/3/14	37,250	37,234
5 Wal-Mart Stores, Inc.	0.200%	12/16/13	17,000	16,999
5 Wal-Mart Stores, Inc.	0.190%	1/21/14	136,000	135,963
				2,124,078
Total Commercial Paper (Cost $7,382,866)				7,382,866
Certificates of Deposit (26.1%)
Domestic Banks (3.9%)
Citibank NA	0.180%	2/18/14	101,500	101,500
Citibank NA	0.170%	3/3/14	100,000	100,000
Citibank NA	0.180%	3/10/14	192,000	192,000
Citibank NA	0.180%	3/11/14	96,000	96,000
JPMorgan Chase Bank NA	0.350%	2/3/14	10,500	10,503
Wells Fargo Bank NA	0.220%	2/10/14	48,307	48,314
4 Wells Fargo Bank NA	0.219%	3/7/14	141,900	141,917

4 Wells Fargo Bank NA	0.189%	3/10/14	132,000	132,000
4 Wells Fargo Bank NA	0.186%	3/27/14	141,000	141,000
4 Wells Fargo Bank NA	0.189%	5/6/14	105,000	105,000
4 Wells Fargo Bank NA	0.186%	5/23/14	200,000	200,000
				1,268,234
Eurodollar Certificates of Deposit (5.2%)
4 Australia & New Zealand Banking Group, Ltd.	0.189%	4/14/14	200,000	200,000
4 Australia & New Zealand Banking Group, Ltd.	0.187%	4/22/14	200,000	200,000
4 Australia & New Zealand Banking Group, Ltd.	0.179%	5/6/14	96,000	96,000
4 Commonwealth Bank of Australia	0.166%	1/27/14	75,000	75,000
Commonwealth Bank of Australia	0.200%	3/13/14	100,000	100,000
DNB Bank ASA (London Branch)	0.175%	1/29/14	150,000	150,000
4 National Australia Bank Ltd.	0.188%	1/15/14	140,000	140,000
4 National Australia Bank Ltd.	0.191%	1/27/14	50,000	50,000
4 National Australia Bank Ltd.	0.198%	2/19/14	29,000	29,000
4 National Australia Bank Ltd.	0.207%	4/22/14	150,000	150,000
4 National Australia Bank Ltd.	0.207%	4/22/14	250,000	250,000
4 National Australia Bank Ltd.	0.199%	5/6/14	125,000	125,000
4 National Australia Bank Ltd.	0.188%	5/19/14	125,000	125,000
				1,690,000
Yankee Certificates of Deposit (17.0%)
Bank of Montreal (Chicago Branch)	0.170%	12/16/13	69,000	69,000
Bank of Montreal (Chicago Branch)	0.180%	12/20/13	68,900	68,900
Bank of Montreal (Chicago Branch)	0.000%	1/2/14	25,000	25,000
Bank of Montreal (Chicago Branch)	0.180%	1/2/14	30,000	30,000
Bank of Montreal (Chicago Branch)	0.180%	2/7/14	70,000	70,000
4 Bank of Montreal (Chicago Branch)	0.187%	4/21/14	250,000	250,000
4 Bank of Montreal (Chicago Branch)	0.188%	5/6/14	150,000	149,997
4 Bank of Nova Scotia (Houston Branch)	0.666%	2/27/14	40,000	40,047
4 Bank of Nova Scotia (Houston Branch)	0.176%	3/25/14	60,000	60,000
4 Bank of Nova Scotia (Houston Branch)	0.176%	3/26/14	150,000	149,998
4 Bank of Nova Scotia (Houston Branch)	0.188%	4/17/14	210,000	209,996
4 Bank of Nova Scotia (Houston Branch)	0.179%	5/6/14	150,000	149,997
4 Bank of Nova Scotia (Houston Branch)	0.198%	5/19/14	50,000	49,999
4 Commonwealth Bank of Australia (New York
Branch)	0.167%	1/22/14	150,000	150,000
4 DNB Bank ASA (New York Branch)	0.169%	12/13/13	72,000	72,000
DNB Bank ASA (New York Branch)	0.180%	12/13/13	100,000	100,000
4 DNB Bank ASA (New York Branch)	0.163%	12/18/13	37,000	37,000
4 DNB Bank ASA (New York Branch)	0.168%	12/19/13	200,000	200,000
DNB Bank ASA (New York Branch)	0.170%	2/7/14	100,000	100,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/9/13	160,000	160,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/13/13	45,000	45,000
Lloyds TSB Bank plc (New York Branch)	0.170%	12/19/13	82,000	82,000
Lloyds TSB Bank plc (New York Branch)	0.160%	2/26/14	48,000	48,000
4 Nordea Bank Finland plc (New York Branch)	0.169%	3/10/14	45,000	45,000
4 Nordea Bank Finland plc (New York Branch)	0.158%	3/17/14	29,000	29,000
4 Nordea Bank Finland plc (New York Branch)	0.158%	3/18/14	47,000	46,999
Nordea Bank Finland plc (New York Branch)	0.175%	3/25/14	100,000	99,998
4 Rabobank Nederland (New York Branch)	0.179%	3/11/14	179,500	179,500
4 Rabobank Nederland (New York Branch)	0.179%	3/12/14	88,000	88,000
4 Rabobank Nederland (New York Branch)	0.158%	3/17/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.166%	3/24/14	195,000	195,000
4 Rabobank Nederland (New York Branch)	0.185%	4/30/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.189%	5/6/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.189%	5/7/14	75,000	75,000
4 Royal Bank of Canada (New York Branch)	0.169%	4/7/14	18,000	18,000

4 Royal Bank of Canada (New York Branch)	0.198%	8/18/14	100,000	100,000
4 Skandinaviska Enskilda Banken (New York
Branch)	0.178%	12/20/13	250,000	250,000
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	1/30/14	97,000	97,000
Svenska HandelsBanken (New York Branch)	0.175%	12/4/13	40,000	40,000
Svenska HandelsBanken (New York Branch)	0.175%	12/13/13	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.175%	12/16/13	150,000	150,000
Svenska HandelsBanken (New York Branch)	0.175%	12/19/13	38,000	38,000
4 Svenska HandelsBanken (New York Branch)	0.179%	3/10/14	45,000	45,000
4 Svenska HandelsBanken (New York Branch)	0.169%	3/13/14	45,000	45,000
4 Toronto Dominion Bank (New York Branch)	0.218%	12/20/13	49,000	49,001
4 Toronto Dominion Bank (New York Branch)	0.156%	1/27/14	125,000	125,000
Toronto Dominion Bank (New York Branch)	0.170%	2/6/14	145,000	145,000
4 Toronto Dominion Bank (New York Branch)	0.159%	2/13/14	35,000	35,000
4 Toronto Dominion Bank (New York Branch)	0.168%	2/19/14	230,000	230,000
4 Toronto Dominion Bank (New York Branch)	0.158%	3/19/14	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.228%	11/18/14	86,000	86,000
4 Westpac Banking Corp. (New York Branch)	0.165%	12/30/13	47,500	47,500
4 Westpac Banking Corp. (New York Branch)	0.248%	4/25/14	6,000	6,001
4 Westpac Banking Corp. (New York Branch)	0.219%	8/6/14	96,000	96,000
4 Westpac Banking Corp. (New York Branch)	0.226%	9/26/14	50,000	49,996
				5,477,929
Total Certificates of Deposit (Cost $8,436,163)				8,436,163
Other Notes (0.7%)
Bank of America NA	0.180%	1/14/14	28,400	28,400
Bank of America NA	0.200%	2/19/14	102,500	102,500
Bank of America NA	0.210%	3/5/14	102,000	102,000
Total Other Notes (Cost $232,900)				232,900
Repurchase Agreements (2.6%)
Bank of Nova Scotia
(Dated 11/29/13, Repurchase Value
$393,003,000, collateralized by U.S.
Treasury Bill 0.000%, 4/3/14-5/8/14, and
U.S. Treasury Note/Bond 0.125%-4.250%,
4/30/15-5/15/39; with a value of
$400,860,000)	0.080%	12/2/13	393,000	393,000
RBC Capital Markets LLC
(Dated 11/29/13, Repurchase Value
$69,665,000, collateralized by U.S.
Treasury Bill 0.000%, 2/27/14, and U.S.
Treasury Note/Bond 0.250%-11.250%,
12/15/14-8/15/41; with a value of
$71,058,000)	0.050%	12/2/13	69,665	69,665
TD Securities (USA) LLC
(Dated 11/29/13, Repurchase Value
$363,903,000, collateralized by U.S.
Treasury Note/Bond 0.250%-7.625%,
5/31/14-11/15/42; with a value of
$371,179,000)	0.050%	12/2/13	363,901	363,901
Total Repurchase Agreements (Cost $826,566)				826,566

			Shares
Money Market Fund (1.2%)
7 Vanguard Municipal Cash Management Fund
(Cost $388,312)	0.068%		388,311,637	388,312
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.9%)
8 Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.050%	12/6/13	3,750	3,750
8 Apache County AZ Industrial Development
Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.060%	12/6/13	7,975	7,975
8 Arizona Board Regents Arizona State
University System Revenue VRDO	0.050%	12/6/13	13,280	13,280
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	12/6/13	12,450	12,450
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.030%	12/6/13	25,655	25,655
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.030%	12/6/13	51,000	51,000
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	12/6/13	10,250	10,250
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	12/6/13	11,000	11,000
8 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.050%	12/6/13	2,095	2,095
8 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.050%	12/6/13	3,000	3,000
8 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.050%	12/6/13	2,000	2,000
8 Clark County NV Airport System Revenue
VRDO	0.060%	12/6/13	2,700	2,700
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.050%	12/6/13	2,300	2,300
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.050%	12/6/13	2,750	2,750
8 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.060%	12/6/13	3,800	3,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.030%	12/6/13	5,365	5,365
8 District of Columbia Revenue (Medstar
Health, Inc.) VRDO	0.050%	12/6/13	3,825	3,825
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.060%	12/6/13	7,235	7,235
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.050%	12/6/13	2,300	2,300

8 Greenville County SC Hospital System
Revenue VRDO	0.050%	12/6/13	2,750	2,750
8 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	12/6/13	2,500	2,500
8 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.050%	12/6/13	2,415	2,415
8 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.050%	12/6/13	5,900	5,900
8 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.060%	12/6/13	4,000	4,000
8 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.050%	12/6/13	12,755	12,755
8 Johnson City TN Health & Educational
Facilities Board Hospital Revenue (STS
Health Alliance) VRDO	0.050%	12/6/13	7,100	7,100
8 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.050%	12/6/13	3,000	3,000
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.090%	12/6/13	4,600	4,600
8 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.040%	12/6/13	15,775	15,775
8 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.060%	12/6/13	6,400	6,400
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.050%	12/6/13	18,300	18,300
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.050%	12/6/13	9,000	9,000
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.050%	12/6/13	8,400	8,400
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.050%	12/6/13	9,400	9,400
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.050%	12/6/13	3,700	3,700
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.050%	12/6/13	2,700	2,700
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.050%	12/6/13	7,755	7,755
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.050%	12/6/13	3,850	3,850
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.050%	12/6/13	6,800	6,800
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.040%	12/6/13	5,500	5,500
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	12/6/13	35,000	35,000

8	North Carolina Capital Facilities Finance
	Agency Revenue (YMCA of the Triangle)
	VRDO	0.080%	12/6/13	2,000	2,000
8	Ohio Air Quality Development Authority
	Revenue (Dayton Power & Light Co.
	Project) VRDO	0.060%	12/6/13	3,085	3,085
	Ohio State University General Receipts
	Revenue VRDO	0.030%	12/6/13	1,300	1,300
8	Piedmont SC Municipal Power Agency
	Revenue VRDO	0.050%	12/6/13	4,000	4,000
	Posey County IN Economic Development
	Revenue (Midwest Fertilizer Corp. Project)
	PUT	0.550%	4/10/14	40,000	40,000
8	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rogers Williams University) VRDO	0.050%	12/6/13	2,625	2,625
8	Sacramento CA Municipal Utility District
	Revenue VRDO	0.040%	12/6/13	6,125	6,125
8	Salem OR Hospital Facility Authority Revenue
	(Salem Hospital Project) VRDO	0.050%	12/6/13	3,250	3,250
8	San Francisco CA City & County International
	Airport Revenue VRDO	0.050%	12/6/13	11,000	11,000
8	St. Charles County MO Public Water Supply
	District No.2 Revenue VRDO	0.050%	12/6/13	2,900	2,900
8	St. Cloud MN Health Care Revenue
	(Centracare Health System) VRDO	0.050%	12/6/13	7,675	7,675
8	Tarrant County TX Cultural Education
	Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project) VRDO	0.050%	12/6/13	30,230	30,230
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	12/6/13	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	12/6/13	10,100	10,100
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.080%	12/6/13	4,500	4,500
8	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center) VRDO	0.040%	12/6/13	5,200	5,200
	University of Texas Permanent University
	Fund Revenue VRDO	0.030%	12/6/13	109,380	109,380
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.070%	12/6/13	4,700	4,700
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.070%	12/6/13	3,040	3,040
8	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.060%	12/6/13	6,200	6,200
8	Wyoming Student Loan Corp. Student Loan
	Revenue VRDO	0.050%	12/6/13	6,410	6,410
Total Tax-Exempt Municipal Bonds (Cost $620,850)					620,850
Corporate Bonds (0.2%)
Finance (0.2%)
	Banking (0.2%)
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	18,668	18,701
[4,6] HSBC Bank plc		1.044%	1/17/14	4,750	4,755

4	Royal Bank of Canada	0.544%	4/17/14	18,500	18,526
	Westpac Banking Corp.	1.850%	12/9/13	12,830	12,835

	Finance Companies (0.0%)
4	General Electric Capital Corp.	1.093%	1/7/14	8,218	8,225
	General Electric Capital Corp.	2.100%	1/7/14	5,750	5,761
					68,803
Industrial (0.0%)
	Consumer Cyclical (0.0%)
[4,6] American Honda Finance Corp.		0.280%	12/5/13	10,200	10,200
Total Corporate Bonds (Cost $79,003)					79,003
Taxable Municipal Bonds (0.4%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO		0.140%	12/2/13	4,710	4,710
[6,8] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.140%	12/2/13	2,515	2,515
[6,8] BlackRock Municipal Income Trust TOB
	VRDO	0.140%	12/2/13	54,000	54,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.140%	12/2/13	7,000	7,000
[6,8] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.140%	12/2/13	4,990	4,990
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.140%	12/2/13	25,500	25,500
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.140%	12/2/13	5,170	5,170
[6,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.140%	12/2/13	3,360	3,360
[6,8] BlackRock Strategic Municipal Trust TOB
	VRDO	0.140%	12/2/13	2,555	2,555
[6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.210%	12/6/13	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.210%	12/6/13	2,800	2,800
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.210%	12/6/13	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)					116,955
Total Investments (99.3%) (Cost $32,071,411)					32,071,411
Other Assets and Liabilities-Net (0.7%)					220,231
Net Assets (100%)					32,291,642

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4	Adjustable-rate security.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2013, the aggregate value of these securities was $5,285,723,000, representing 16.4% of net assets.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $762,865,000, representing 2.4% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Scheduled principal and interest payments are guaranteed by bank letter of credit.

PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.7%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.090%	12/6/13	12,550	12,550
1	Mobile AL Water & Sewer Commissioners
	Revenue TOB VRDO	0.050%	12/2/13 LOC	17,455	17,455
					30,005
Arizona (0.7%)
	Apache County AZ Industrial Development
	Authority Pollution Control Revenue (Tucson
	Electric Power Co. Project) VRDO	0.060%	12/6/13 LOC	13,000	13,000
1	Gilbert AZ GO TOB VRDO	0.080%	12/6/13	17,500	17,500
					30,500
California (6.7%)
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.070%	12/6/13	5,000	5,000
	California Community College Financing
	Authority TRAN	2.000%	12/31/13	10,000	10,015
	California GO VRDO	0.040%	12/6/13 LOC	13,100	13,100
	California Housing Finance Agency Multifamily
	Housing Revenue VRDO	0.030%	12/6/13 LOC	3,600	3,600
	California RAN	2.000%	5/28/14	37,000	37,323
	California RAN	2.000%	6/23/14	61,000	61,602
	California Statewide Communities Development
	Authority Gas Supply Revenue VRDO	0.050%	12/6/13	34,380	34,380
	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Ridgeway Apartments) VRDO	0.040%	12/6/13 LOC	12,505	12,505
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.050%	12/6/13	6,230	6,230
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	0.060%	12/6/13	9,000	9,000
1	Foothill-De Anza CA Community College District
	GO TOB VRDO	0.070%	12/6/13	7,500	7,500
	Livermore CA COP VRDO	0.040%	12/6/13 LOC	4,480	4,480
	Los Angeles County CA TRAN	2.000%	6/30/14	12,500	12,631
1	Rancho Santiago CA Community College
	District GO TOB VRDO	0.050%	12/6/13	21,670	21,670
	Riverside County CA TRAN	2.000%	3/31/14	7,000	7,042
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue VRDO	0.030%	12/6/13	9,655	9,655
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue VRDO	0.040%	12/6/13	15,885	15,885
1	San Francisco CA Bay Area Rapid Transit
	District Sales Tax Revenue TOB VRDO	0.060%	12/6/13	5,000	5,000
					276,618

Colorado (2.1%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.060%	12/2/13 LOC	10,100	10,100
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.060%	12/2/13 LOC	8,820	8,820
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.060%	12/2/13 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.050%	12/6/13 LOC	5,190	5,190
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	12/6/13	13,800	13,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	12/6/13	11,860	11,860
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	12/6/13	14,300	14,300
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	19,000	19,000
				85,150
Connecticut (1.0%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.060%	12/2/13	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.090%	12/6/13	10,330	10,330
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.060%	12/2/13	21,430	21,430
				41,760
District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.050%	12/6/13 LOC	21,320	21,320
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.040%	12/6/13 LOC	14,325	14,325
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.060%	12/6/13 LOC	4,700	4,700
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	12/6/13	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	12/6/13	4,010	4,010
				50,290
Florida (3.7%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	12/6/13	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.060%	12/2/13	23,325	23,325
Jacksonville FL Electric Authority Electric
System Revenue CP	0.100%	12/12/13	12,030	12,030
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	12/6/13	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.060%	12/6/13	3,900	3,900

Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project)VRDO	0.060%	12/2/13 LOC	16,390	16,390
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.040%	12/6/13 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.050%	12/2/13 LOC	30,731	30,731
1 South Florida Water Management District COP
TOB VRDO	0.070%	12/2/13	4,800	4,800
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.060%	12/6/13 LOC	5,400	5,400
				152,891
Georgia (2.5%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.060%	12/6/13 LOC	11,875	11,875
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.050%	12/6/13 LOC	4,800	4,800
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.060%	12/6/13 LOC	7,000	7,000
1 Gwinnett County GA School District GO TOB
VRDO	0.050%	12/6/13	13,350	13,350
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.050%	12/6/13 LOC	27,500	27,500
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.030%	12/6/13	10,200	10,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.030%	12/6/13	20,365	20,365
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.030%	12/6/13	6,100	6,100
				101,190
Illinois (6.9%)
Chicago IL Board of Education GO VRDO	0.050%	12/6/13 LOC	3,800	3,800
1 Chicago IL Water Revenue TOB VRDO	0.250%	12/6/13	6,465	6,465
Chicago IL Water Revenue VRDO	0.090%	12/6/13 LOC	3,660	3,660
Chicago IL Water Revenue VRDO	0.120%	12/6/13 LOC	25,865	25,865
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.050%	12/6/13 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.050%	12/6/13	25,579	25,579
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.040%	12/6/13	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	12/6/13 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	12/6/13 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.050%	12/2/13	39,490	39,490
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.050%	12/2/13	36,285	36,285
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	12/6/13	25,115	25,115

Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.040%	12/6/13 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.050%	12/2/13	23,350	23,350
				283,509
Indiana (4.0%)
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.070%	12/6/13	14,540	14,540
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	12/6/13 LOC	10,320	10,320
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.050%	12/6/13 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.040%	12/6/13	23,925	23,925
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.040%	12/6/13	9,500	9,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.550%	4/10/14	75,000	75,000
Purdue University Indiana COP VRDO	0.040%	12/6/13	14,685	14,685
				165,870
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.060%	12/2/13 LOC	20,000	20,000

Kansas (0.5%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	12/6/13 LOC	20,000	20,000

Kentucky (1.2%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.050%	12/2/13 LOC	8,815	8,815
Christian County KY Association County
Leasing Program Revenue VRDO	0.050%	12/2/13 LOC	11,875	11,875
Christian County KY Association County
Leasing Program Revenue VRDO	0.050%	12/2/13 LOC	8,600	8,600
Shelby County KY GO VRDO	0.050%	12/2/13 LOC	3,120	3,120
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.050%	12/2/13 LOC	15,430	15,430
				47,840
Louisiana (1.5%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.060%	12/6/13 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.060%	12/6/13 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.050%	12/6/13 LOC	23,035	23,035
				60,035

Maryland (0.1%)
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.080%	12/6/13 LOC	5,000	5,000

Massachusetts (1.7%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.070%	12/6/13	17,025	17,025
1 Massachusetts GO TOB VRDO	0.050%	12/6/13	4,800	4,800
Massachusetts GO VRDO	0.040%	12/6/13	27,000	27,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.040%	12/2/13	4,485	4,485
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.040%	12/2/13	16,200	16,200
				69,510
Michigan (1.4%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project)VRDO	0.050%	12/2/13 LOC	15,100	15,100
Michigan State University Board of Trustees
General Revenue VRDO	0.050%	12/6/13	12,205	12,205
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.070%	12/2/13 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.070%	12/6/13 LOC	10,930	10,930
1 Wayne State University Michigan Revenue TOB
VRDO	0.060%	12/2/13	6,660	6,660
				56,145
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.050%	12/6/13 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.050%	12/6/13	2,555	2,555
				5,455
Mississippi (0.7%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	12/2/13	3,800	3,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	12/2/13	9,400	9,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	12/6/13	15,000	15,000
				28,200
Missouri (2.8%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.030%	12/6/13	29,265	29,265
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	12/6/13	35,000	35,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	12/6/13	14,000	14,000

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	12/6/13	8,450	8,450
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University)VRDO	0.060%	12/2/13 LOC	8,930	8,930
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.040%	12/6/13	19,075	19,075
				114,720
Nebraska (1.9%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.050%	12/6/13	9,830	9,830
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.060%	12/2/13 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.050%	12/6/13	40,445	40,445
1 Nebraska Public Power District Revenue TOB
VRDO	0.050%	12/6/13 LOC	24,215	24,215
				79,540
New Jersey (2.5%)
[1,2] New Jersey GO	0.358%	6/26/14	75,000	75,006
Rutgers State University New Jersey Revenue
VRDO	0.050%	12/2/13	8,700	8,700
Union County NJ BAN	0.750%	6/27/14	20,000	20,066
				103,772
New Mexico (1.3%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.040%	12/6/13 LOC	20,000	20,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	12/6/13	13,600	13,600
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	12/6/13	9,965	9,965
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.050%	12/6/13	9,870	9,870
				53,435
New York (20.5%)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	12/6/13	8,300	8,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	12/6/13	18,100	18,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	12/6/13	15,000	15,000
Nassau NY Health Care Corp. VRDO	0.050%	12/6/13 LOC	18,560	18,560
1 New York City NY GO TOB VRDO	0.050%	12/2/13 LOC	13,025	13,025
New York City NY GO VRDO	0.050%	12/2/13 LOC	18,475	18,475
New York City NY GO VRDO	0.050%	12/2/13	6,700	6,700
New York City NY GO VRDO	0.050%	12/2/13 LOC	23,000	23,000
New York City NY GO VRDO	0.050%	12/2/13	4,700	4,700
New York City NY GO VRDO	0.050%	12/2/13	8,600	8,600
New York City NY GO VRDO	0.050%	12/2/13	7,480	7,480
New York City NY GO VRDO	0.050%	12/2/13 LOC	10,000	10,000
New York City NY GO VRDO	0.050%	12/2/13	8,550	8,550

New York City NY GO VRDO	0.050%	12/2/13 LOC	1,400	1,400
New York City NY GO VRDO	0.060%	12/6/13 LOC	29,730	29,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.050%	12/6/13 LOC	15,700	15,700
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	12/2/13	8,530	8,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.040%	12/6/13 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	12/6/13	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.050%	12/6/13 LOC	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.040%	12/6/13 LOC	5,200	5,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/2/13	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	17,700	17,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	25,765	25,765
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	22,615	22,615
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	14,240	14,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	17,100	17,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	11,900	11,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/6/13	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.060%	12/6/13	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	12/6/13	18,700	18,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.050%	12/2/13	1,885	1,885
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.030%	12/6/13	3,135	3,135
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	12/2/13	10,900	10,900
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	12/2/13	2,600	2,600

New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.040%	12/2/13 LOC	6,600	6,600
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.060%	12/6/13 LOC	5,200	5,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	9,200	9,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	6,100	6,100
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	12/6/13 (13)	16,000	16,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.030%	12/6/13 LOC	20,300	20,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	12/6/13 LOC	37,935	37,935
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.060%	12/6/13 (13)	8,000	8,000
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.060%	12/6/13	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.040%	12/6/13 LOC	8,470	8,470
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	12/6/13	12,800	12,800
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.040%	12/6/13 LOC	15,200	15,200
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.030%	12/6/13 LOC	59,030	59,030
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	12/6/13 LOC	15,100	15,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.050%	12/6/13 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.050%	12/6/13 LOC	8,090	8,090
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.040%	12/6/13 LOC	20,000	20,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.060%	12/6/13	5,000	5,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.040%	12/6/13	9,100	9,100
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	12/6/13	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	12/6/13	18,000	18,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	12/6/13 LOC	8,555	8,555
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.030%	12/6/13	5,130	5,130
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.060%	12/6/13 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	1,125	1,125

Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/6/13 LOC	7,940	7,940
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/6/13 LOC	8,195	8,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/6/13 LOC	8,780	8,780
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/6/13 LOC	24,365	24,365
				846,815
North Carolina (3.1%)
Cary NC GO VRDO	0.070%	12/6/13	21,145	21,145
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	12/6/13 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.060%	12/6/13	21,415	21,415
Forsyth County NC GO VRDO	0.050%	12/6/13	19,595	19,595
North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.050%	12/6/13 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.080%	12/6/13 LOC	3,340	3,340
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.050%	12/6/13 LOC	11,010	11,010
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	12/6/13 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.040%	12/6/13 LOC	5,950	5,950
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	12/6/13	9,380	9,380
				130,075
Ohio (10.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.040%	12/2/13 LOC	2,840	2,840
1 Cleveland OH Water Works Revenue TOB
VRDO	0.050%	12/6/13	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.060%	12/6/13 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.060%	12/6/13 LOC	6,250	6,250
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	12/6/13	10,000	10,000
Columbus OH GO VRDO	0.030%	12/6/13	24,935	24,935
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	12/6/13 LOC	11,400	11,400
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	12/6/13 LOC	2,400	2,400
Columbus OH Sewer Revenue VRDO	0.030%	12/6/13	3,950	3,950
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.060%	12/6/13 LOC	10,220	10,220
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.060%	12/6/13	10,250	10,250

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.060%	12/6/13	6,400	6,400
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.050%	12/6/13 LOC	2,635	2,635
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.060%	12/6/13	2,400	2,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	12/6/13	8,015	8,015
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	12/6/13	5,000	5,000
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.050%	12/6/13	31,285	31,285
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.230%	12/6/13	13,105	13,105
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	12/2/13	7,545	7,545
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	12/2/13	4,600	4,600
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	12/2/13 LOC	2,600	2,600
Ohio Common Schools GO VRDO	0.030%	12/6/13	11,985	11,985
Ohio Common Schools GO VRDO	0.030%	12/6/13	8,470	8,470
Ohio Common Schools GO VRDO	0.040%	12/6/13	10,570	10,570
Ohio GO VRDO	0.030%	12/6/13	19,140	19,140
Ohio GO VRDO	0.030%	12/6/13	3,490	3,490
1 Ohio Higher Education GO TOB VRDO	0.050%	12/6/13	5,725	5,725
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.050%	12/6/13 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.040%	12/2/13	13,650	13,650
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	12/2/13	9,100	9,100
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	12/2/13	48,450	48,450
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.050%	12/6/13	25,000	25,000
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.050%	12/6/13 LOC	2,190	2,190
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.050%	12/6/13 LOC	10,375	10,375
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	12/2/13	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	12/2/13	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	12/6/13	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.030%	12/6/13	19,915	19,915
Ohio State University General Receipts
Revenue VRDO	0.030%	12/6/13	7,540	7,540

Ohio State University General Receipts
Revenue VRDO	0.040%	12/6/13	16,860	16,860
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	12/6/13 LOC	12,700	12,700
				442,965
Oregon (1.3%)
Oregon GO (Veterans Welfare) VRDO	0.050%	12/2/13	16,150	16,150
Oregon Health & Science University Revenue
VRDO	0.040%	12/6/13 LOC	12,600	12,600
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.040%	12/6/13	9,145	9,145
Oregon TAN	1.500%	7/31/14	10,000	10,088
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.050%	12/6/13 LOC	4,600	4,600
				52,583
Pennsylvania (2.4%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.050%	12/6/13 LOC	10,000	10,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	12/6/13	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	12/6/13	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	12/6/13 LOC	4,040	4,040
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.050%	12/6/13 LOC	27,600	27,600
1 Pennsylvania GO TOB VRDO	0.050%	12/6/13	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	12/2/13 LOC	25,720	25,720
				100,805
South Carolina (1.0%)
Greenville County SC Hospital System Revenue
VRDO	0.050%	12/6/13 LOC	5,200	5,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.050%	12/6/13 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.050%	12/6/13 LOC	17,200	17,200
				39,485
South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.040%	12/6/13	5,350	5,350

Tennessee (2.1%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.060%	12/6/13 LOC	16,670	16,670
Shelby County TN GO VRDO	0.050%	12/6/13	64,240	64,240

1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.060%	12/6/13	5,000	5,000
				85,910
Texas (7.3%)
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.080%	12/6/13	9,300	9,300
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.060%	12/2/13	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.060%	12/6/13	7,380	7,380
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	12/2/13	10,875	10,875
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	12/2/13	7,040	7,040
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.050%	12/6/13 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	12/2/13	26,355	26,355
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	12/2/13	7,865	7,865
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	12/2/13	11,225	11,225
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.030%	12/6/13	7,415	7,415
1 Houston TX Utility System Revenue TOB VRDO	0.050%	12/6/13 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.040%	12/6/13 LOC	4,425	4,425
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.060%	12/6/13	37,000	37,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.040%	12/6/13 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.050%	12/6/13	5,230	5,230
Texas Public Finance Authority GO CP	0.140%	2/19/14	20,000	20,000
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.460%	12/6/13 LOC	340	340
Texas TRAN	2.000%	8/28/14	80,000	81,066
Texas Transportation Commission Mobility Fund
GO VRDO	0.050%	12/6/13	25,975	25,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.060%	12/6/13	1,485	1,485
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.060%	12/6/13	9,925	9,925
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.060%	12/6/13	4,500	4,500
				301,146
Utah (2.4%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	12/2/13	38,240	38,240

Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	12/2/13	31,490	31,490
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	12/2/13	30,815	30,815
				100,545
Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.040%	12/6/13 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.040%	12/6/13	7,335	7,335
				25,980
Virginia (0.3%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.060%	12/6/13 LOC	14,455	14,455

Washington (0.9%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.060%	12/6/13	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.060%	12/2/13	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.080%	12/6/13	5,060	5,060
1 Washington GO TOB VRDO	0.060%	12/6/13	7,995	7,995
1 Washington GO TOB VRDO	0.060%	12/6/13	10,000	10,000
				36,755
West Virginia (0.4%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	12/6/13 LOC	16,325	16,325

Wisconsin (0.8%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.050%	12/2/13 LOC	21,550	21,550
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.060%	12/2/13 LOC	5,425	5,425
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.060%	12/2/13 LOC	5,415	5,415
				32,390
Wyoming (0.2%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.060%	12/6/13 LOC	9,000	9,000

Total Tax-Exempt Municipal Bonds (Cost $4,122,019)				4,122,019
Total Investments (99.8%) (Cost $4,122,019)				4,122,019
Other Assets and Liabilities-Net (0.2%)				6,790
Net Assets (100%)				4,128,809

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $611,322,000, representing 14.8% of net assets.
2	Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corporation.

(13) Berkshire Hathaway Assurance Corporation.

(14) National Public Finance Guarantee Corporation.

(15) Build America Mutual Assurance Company.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

VANGUARD CMT FUNDS
By:	/s/ THOMAS J. HIGGINS *
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.